Derivative Financial Instruments (Pretax Impact Of Fair Value Hedge Derivative Instruments On The Consolidated Statements of Income) (Details) (Fair Value Hedging [Member], Cost of Sales [Member], USD $)
In Millions, unless otherwise specified
3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Forward Contracts [Member]
Derivative [Line Items]
Gain/(Loss) on forwards	$ (6)	$ 4
Purchase Contracts [Member]
Derivative [Line Items]
Gain/(Loss) on forwards	$ 6	$ (4)